INTEREST -BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	December 31, 2020	December 31, 2019
Long-term loans and borrowings

Lease liabilities (Note 20)	7,086,151	8,369,262

Medium-term notes and bonds (Note (b))
– Unsecured	18,975,379	16,736,755

Long-term bank and other loans (Note (a))
– Secured (Note (f))	9,216,299	13,254,721
– Guaranteed (Note (e))	4,846,446	3,948,400
– Unsecured	28,951,819	21,632,766
	43,014,564	38,835,887

Total long-term loans and borrowings	69,076,094	63,941,904

Current portion of lease liabilities (Note 20)	(828,272)	(1,358,654)

Current portion of medium-term notes and bonds	(7,100,711)	—

Current portion of long-term bank and other loans	(3,629,014)	(3,339,687)
	(11,557,997)	(4,698,341)
Non-current portion of long-term loans and borrowings	57,518,097	59,243,563

	December 31, 2020	December 31, 2019
		(Restated)
Short-term loans and borrowings
Bank and other loans (Note (c))
– Secured (Note (f))	863,738	465,000
– Guaranteed (Note (e))	50,000	—
– Unsecured*	19,824,292	20,773,166

	20,738,030	21,238,166

Short-term bonds, unsecured (Note (d))	2,411,256	9,331,488
Gold leasing arrangements	—	7,018,609
Current portion of lease liabilities (Note 20)	828,272	1,358,654
Current portion of medium-term notes	7,100,711	—
Current portion of long-term bank and other loans	3,629,014	3,339,687
	13,969,253	21,048,438

Total short-term borrowings and current portion of long-term loans and borrowings	34,707,283	42,286,604

Schedule of maturity of long-term bank and other loans

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31	December 31	December 31	December 31	December 31	December 31
	2020	2019	2020	2019	2020	2019

Within 1 year	3,626,564	3,337,202	2,450	2,485	3,629,014	3,339,687
Between 1 and 2 years	6,700,237	7,523,290	2,450	2,485	6,702,687	7,525,775
Between 2 and 5 years	15,630,739	9,151,573	7,350	7,455	15,638,089	9,159,028
Over 5 years	17,042,324	18,806,428	2,450	4,969	17,044,774	18,811,397

	42,999,864	38,818,493	14,700	17,394	43,014,564	38,835,887

Schedule of interest-bearing loans and borrowings in which the Group received guarantees

Guarantors	December 31, 2020	December 31, 2019
Long-term loans
Yinyi Fengdian, Neimenggu, Alashan (Note (iv))	144,000	150,000
Ningxia Energy (Note (i))	1,134,400	1,274,400
Yinxing Energy (Note (i))	19,000	46,000
Baotou Aluminum Limited Company (包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company (包頭交通投資集團有限公司) (Note (ii))	1,137,500	1,250,000
The Company and Hangzhou Jinjiang Group Limited Company (“Hangzhou Jinjiang”, 杭州錦江集團有限公司) (Note (iii))	—	10,000
Hangzhou Jinjiang (Note (v))	—	123,500
Qingzhen Industrial Investment Co., Ltd. (清鎮市工業投資有限公司) (Note (v))	—	47,250
Guizhou Industrial Investment Group Co., Ltd. (貴州產業投資集團有限責任公司) (Note (v))	—	47,250
The Company	2,411,546	1,000,000

	4,846,446	3,948,400

Short-term loans
Ningxia Energy (Note (i))	50,000	—

	4,896,446	3,948,400

Notes:

(i)	The guarantor is a subsidiary of the Company.
(ii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iii)	The guarantors are the Company and a third party respectively.
(iv)	The guarantors are subsidiaries of the Company.
(v)	The guarantor is a third party.

Medium-term notes and bonds and long-term bonds and private placement notes
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective
	Face value (RMB)/maturity	interest rate	December 31, 2020	December 31, 2019
2018 Medium-term notes	2,000,000/2021	5.84%	1,998,802	1,992,339
2019 Medium-term bonds	2,000,000/2024	4.31%	1,985,264	1,982,228
2018 Medium-term bonds	1,100,000/2021	4.66%	1,099,284	1,098,218
2018 Medium-term bonds	900,000/2023	5.06%	898,807	898,315
2018 Medium-term bonds	1,400,000/2021	4.30%	1,398,160	1,397,319
2018 Medium-term bonds	1,600,000/2023	4.57%	1,597,071	1,596,192
2019 Medium-term bonds	2,000,000/2022	3.84%	1,999,196	1,998,604
2019 Medium-term bonds	1,000,000/2022	3.50%	1,997,265	1,997,097
2019 Medium-term bonds	900,000/2023	4.99%	999,623	999,462
2020 Medium-term bonds	900,000/2023	3.04%	897,972	—
2020 Medium-term bonds	500,000/2025	3.31%	499,853	—
2020 Medium-term bonds	1,000,000/2023	3.07%	999,617	—
2018 Hong Kong Medium-term bonds	2,785,840/2021	5.25%	2,604,465	2,776,981
			18,975,379	16,736,755

Short-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,
	Face value (RMB)/maturity	interest rate	2020	December 31, 2019

Ningxia short-term bonds	300,000/2020	3.97%	—	300,000
Short-term bonds	1,000,000/2020	2.45%	—	1,008,161
Short-term bonds	2,000,000/2020	2.63%	—	2,013,127
Short-term bonds	3,000,000/2020	2.00%	—	3,008,384
Short-term bonds	3,000,000/2020	2.30%	—	3,001,816
Short-term bonds	500,000/2021	1.40%	501,781	—
Short-term bonds	1,000,000/2021	2.30%	1,002,925	—
Short-term bonds	500,000/2021	1.20%	500,553	—
Short-term bonds	400,000/2021	2.46%	405,997	—

			2,411,256	9,331,488